Summary of Significant Accounting Policies - Schedule of Financial Assets at Amortized Cost (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Financial assets at amortized cost, Gross carrying amount	€ 1,062,168	€ 348,200
Financial assets at amortized cost, Loss allowance	20,324,000,000
Financial assets at amortized cost, Net carrying amount	1,041,844	348,200
Lifetime ECL – Not credit-impaired [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Financial assets at amortized cost, Gross carrying amount		348,200
Financial assets at amortized cost, Loss allowance
Financial assets at amortized cost, Net carrying amount		348,200
12-month ECL [Member] | Other receivables [Member]
Summary of Significant Accounting Policies - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Financial assets at amortized cost, Gross carrying amount	37,593
Financial assets at amortized cost, Loss allowance
Financial assets at amortized cost, Net carrying amount	37,593
Trade receivables [Member] | Lifetime ECL – Not credit-impaired [Member]
Summary of Significant Accounting Policies - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Financial assets at amortized cost, Gross carrying amount	1,024,575
Financial assets at amortized cost, Loss allowance	20,324,000,000
Financial assets at amortized cost, Net carrying amount	€ 1,004,251